Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Income Taxes [line items]
Unrecognized deferred tax assets	$ 293	$ 296
Unrecognized deferred tax liabilities	803	731
Canada
Disclosure of Income Taxes [line items]
Unused tax losses	1,160	3,810
Chile
Disclosure of Income Taxes [line items]
Unused tax losses	$ 972	$ 847
Antamina
Disclosure of Income Taxes [line items]
Proportion of ownership interest in joint operation	22.50%